Leases (Schedule of maturities of lease liabilities) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Leases [Abstract]
2025	$ 3,348
2026	3,045
2027	2,779
2028	2,638
2029	2,613
2030 and thereafter	3,924
Total undiscounted lease payments	18,347
Less: imputed interest	2,440
Present value of lease liability	$ 15,907